Vessel Sales, Asset Impairments and Provisions - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Vessel	Mar. 31, 2014	Sep. 30, 2013 Vessel	Jan. 23, 2014	May 31, 2014	Dec. 31, 2013 Vessel	Jan. 13, 2013 Vessel	Feb. 28, 2014	Jan. 31, 2014
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets	$ 13,509,000	$ 1,995,000	$ (6,975,000)
Realized gain (loss) on sale of joint venture interest	128,114,000	136,538,000	79,211,000
Write-down charges related to vessel	4,759,000	167,605,000	432,196,000
Percentage of ownership in joint venture arrangement	16.05%
Loan loss provisions	(2,521,000)	748,000	1,886,000
Interest income from loans		11,200,000							11,200,000
Shuttle tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets			1,100,000
Number of vessels		6
Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down charges related to vessel		90,800,000
Shuttle Tanker, FSO and Offshore Support Segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down charges related to vessel		76,800,000
Tanker Investments Limited [Member]
Long Lived Assets Held-for-sale [Line Items]
Investment in equity private placement							25,000,000
Vessels and equipment											163,200,000
VLCC [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels	3			3
Interest income from loans				11,200,000	11,200,000
Estimated aggregate fair value of vessels				222,000,000	222,000,000
Interest income recognized					15,200,000
Sold Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			3
Sold Asset [Member] | Shuttle tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			2
Impaired Asset [Member] | Shuttle tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			4
Impaired Asset [Member] | Shuttle tankers [Member] | Contract Termination [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels						4
Impaired Asset [Member] | Shuttle tankers [Member] | Recontracting [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels						1
Impaired Asset [Member] | Shuttle tankers [Member] | Contract Renewal [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels						2
Impaired Asset [Member] | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels		4
Teekay Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of subsidiaries sold	2
Related working capital receivable	1,700,000
Revolving credit facilities repaid	152,000,000
Ownership percentage	26.20%	25.10%							25.10%
Teekay Tankers [Member] | Tanker Investments Limited [Member]
Long Lived Assets Held-for-sale [Line Items]
Issuance of equity private placement							250,000,000
Investment in equity private placement							25,000,000
Percentage of ownership in joint venture arrangement							20.00%					20.00%
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels							4
Teekay Tankers [Member] | VLCC [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets	10,000,000
Aggregate proceeds received								154,000,000
Teekay Tankers [Member] | Sold Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels								2
Teekay Offshore [Member]
Long Lived Assets Held-for-sale [Line Items]
Ownership percentage	27.30%	29.30%							29.30%
Teekay Offshore [Member] | Minimum [Member]
Long Lived Assets Held-for-sale [Line Items]
Ownership percentage		50.00%							50.00%
Teekay Offshore [Member] | Maximum [Member]
Long Lived Assets Held-for-sale [Line Items]
Ownership percentage		67.00%							67.00%
Teekay Offshore [Member] | Shuttle tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels		4
Write-down charges related to vessel		56,500,000
Teekay Offshore [Member] | Impaired Asset [Member] | Minimum [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels									2
Nineteen Conventional Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			19
Write-down charges related to vessel			405,300,000
Nineteen Conventional Tankers [Member] | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			10
Write-down charges related to vessel			335,000,000
Nineteen Conventional Tankers [Member] | Aframax tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			7
Write-down charges related to vessel			66,000,000
Nineteen Conventional Tankers [Member] | Other conventional tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			2
Write-down charges related to vessel			4,300,000
Nineteen Conventional Tankers [Member] | Seven Suezmax tankers and four Aframax tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down charges related to vessel			350,200,000
Nineteen Conventional Tankers [Member] | Sold Asset [Member] | Aframax tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels										1
Nineteen Conventional Tankers [Member] | Asset Held For Sale [Member] | Aframax tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			1
Ikdam FPSO unit [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) on sale of joint venture interest			10,800,000
FSO [Member] | Impaired Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			1
FSO and Offshore Support Segment [Member] | 1995-build shuttle tanker [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets	3,100,000
FPSO Segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets	935,000	1,338,000
Reversal and recorded of loss provision related to receivable	2,500,000	2,600,000
Loan loss provisions	(2,521,000)	2,634,000
FPSO Segment [Member] | Office building [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets	900,000
Conventional Tanker [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets	9,453,000	657,000	(5,863,000)
Realized gain (loss) on sale of tankers			5,900,000
Write-down charges related to vessel		90,823,000	403,366,000
Loan loss provisions		(1,886,000)	1,886,000
Conventional Tanker [Member] | Sold Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			3
Conventional Tanker [Member] | Shuttle Tanker and FSO Segment [Member] | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels	4
Conventional Tanker [Member] | Shuttle Tanker and FSO Segment [Member] | Sold Asset [Member] | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets	(500,000)
Conventional Tanker [Member] | 1992-built shuttle tanker [Member] | Sold Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels		1
Conventional Tanker [Member] | 1995-built conventional tankers [Member] | Sold Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels		2
Conventional Tanker [Member] | Nineteen Ninety Eight Built Conventional Tanker [Member] | Sold Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels		1
Shuttle tankers [Member] | 1992-built shuttle tanker [Member] | Sold Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels		1
Shuttle Tanker, FSO and Offshore Support Segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of assets	3,121,000		(1,112,000)
Write-down charges related to vessel	4,759,000	76,782,000	28,830,000
Future operating life (based on the estimated remaining trading life of vessel)			2 years 2 months 12 days
Future revenues (based on field production forecasts and the availability of contracts of affreightment suitable for vessel)			37,200,000
Operating and dry-dock expenditures			20,500,000
Residual value (based on vessel's light weight tonnage and price of steel)			$ 6,500,000
Discount rate (approximate weighted average cost of capital of a market participant)			7.90%
Shuttle Tanker, FSO and Offshore Support Segment [Member] | Appraised Value [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			5
Shuttle Tanker, FSO and Offshore Support Segment [Member] | Discounted Cash Flows Value [Member] | Impaired Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels			1